N-2	Mar. 04, 2024
Cover [Abstract]
Entity Central Index Key	0001787297
Amendment Flag	false
Securities Act File Number	001-39231
Document Type	8-K
Entity Registrant Name	PASSAGE BIO, INC.
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street, 39th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	267
Local Phone Number	866-0311
Entity Emerging Growth Company	true
Entity Ex Transition Period	false